Related party transactions (Tables)	12 Months Ended
Mar. 31, 2014
Related Party Transactions [Abstract]
Related party group
(a)	The Group paid emoluments, commissions and/or consultancy fees to its directors and officers as follows:

Year ended	Mr. Anthony So	Mr. Kim Wah Chung	Mr. Woo-Ping or	Mr. Andrew So
March 31,
	Director, Chief Executive Officer and Treasurer	Director	Director	Director
$ in thousands		$ in thousands	$ in thousands	$ in thousands

2012	$857 (i), (iii)	$161 (iii)	Nil	$88
2013	$857 (i), (iii)	$160 (iii)	Nil	$124
2014	$857 (i), (iii)	$161 (iii)	Nil	$128

Mr. Henry Schlueter		Mr. Albert So

	Director and Assistant Secretary	Director, Chief Financial Officer and Secretary
$ in thousands		$ in thousands

2012	$68 (ii)	$118
2013	$74 (ii)	$124 (iii)
2014	$84 (ii)	$125 (iii)